Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (38,807,000)	$ (54,573,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	178,000	91,000
Amortization of right of use assets	813,000	710,000
Amortization of debt issuance costs	0	1,884,000
PPP Loan forgiveness	0	(905,000)
Stock-based compensation	885,000	12,041,000
Change in fair value of convertible notes	0	7,469,000
Change in fair value of Series C convertible preferred stock	0	3,592,000
Change in fair value of warrant liability	(95,000)	2,919,000
Impairment of leased assets	3,021,000	0
Losses from equity investment	(151,000)	96,000
Distribution from equity investment	0	3,000
Changes in operating assets and liabilities:
Grants receivable	806,000	(806,000)
Prepaid expenses and other current assets	806,000	4,016,000
Other assets	45,000	(106,000)
Accounts payable	(2,050,000)	(866,000)
Accrued expenses	(646,000)	11,000
Lease liabilities	(894,000)	(713,000)
Deferred revenue	(2,301,000)	(27,506,000)
Net cash used in operating activities	(38,390,000)	(52,643,000)
Cash flows from investing activities
Purchase of fixed assets	0	(382,000)
Net cash used in investing activities	0	(382,000)
Cash flows from financing activities
Net proceeds from issuance of common stock upon IPO and Concurrent Private Placement, net of discount, commissions and offering costs	0	107,487,000
Proceeds from financing obligation	0	302,000
Proceeds from RSU settlement, net of payment of taxes	(2,000)	18,000
Payment of financing obligation	(58,000)	(9,000)
Fractional share payments related to the forward stock split	0	(10,000)
Taxes paid related to net share settlement upon vesting of restricted stock awards	0	(2,458,000)
Exercise of warrants	0	861,000
Exercise of stock options	0	980,000
Net cash (used in) provided by financing activities	(60,000)	107,171,000
Effect of foreign currency on cash	181,000	3,000
Net (decrease) increase in cash and cash equivalents	(38,269,000)	54,149,000
Cash and cash equivalents at the beginning of the period	88,756,000	34,607,000
Cash and cash equivalents at the end of the period	50,487,000	88,756,000
Supplemental disclosure of cash flow information:
Cash paid for interest	0	7,000
Retirement of treasury stock	0	4,210,000
Right of use assets exchanged for operating lease liabilities	0	624,000
Fixed assets purchased in accrued expenses or accounts payable	0	4,000
Common Stock
Conversion of convertible notes into stock	0	58,639,000
Non-IPO Related Stock Transactions | Common Stock
Conversion of convertible notes into stock	0	460,000
IPO
Conversion of Series C preferred stock to common stock upon IPO	0	35,754,000
Net exercise of warrants upon IPO	$ 0	$ 13,509,000